Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [Line Items]
Unused tax losses	$ 90,200	$ 82,645
Description of expiry date of unused tax losses	The Canadian losses, if not utilized, will expire beginning 2027 through to 2036, while the Mexican losses, if not utilized, will expire beginning 2018 through to 2027.
Canada
Disclosure Of Income Taxes [Line Items]
Unused tax losses	$ 42,635	38,144
Mexico
Disclosure Of Income Taxes [Line Items]
Unused tax losses	$ 55,977	$ 50,860